Investment Objectives and Goals - Oakmark Bond Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize both current income and total return, consistent with prudent investment and principal protection management.